Remuneration of Auditors	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Remuneration of Auditors
NOTE 25. REMUNERATION OF AUDITORS
During the year the following fees were paid or payable for services provided by the auditor of the parent entity, its related practices and non-related audit firms.

	Consolidated
	June 30, 2025 A$	June 30, 2024 A$	June 30, 2023 A$
Audit fees
PricewaterhouseCoopers Australia
Audit or review of the financial report	736,373	661,381	789,291
Other audit and assurance services in relation to regulatory filings overseas	—	—	77,421
Other auditors
Audit of the local statutory accounts overseas	17,518	26,983	—

Total remuneration	753,891	688,364	866,712